CANADIAN CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM
(British Columbia, Alberta, Ontario and Québec only)

JEFFERIES ASSET MANAGEMENT
COMMODITY STRATEGY ALLOCATION FUND

This Canadian Confidential Private Placement Memorandum constitutes an offering of the securities described herein only in those jurisdictions and to those persons where and to whom they may be lawfully offered for sale, and therein only by persons permitted to sell such securities in Canada. This Canadian Confidential Private Placement Memorandum is not, and under no circumstances is to be construed as, an advertisement or a public offering of the securities referred to herein. No securities commission or similar authority in Canada has reviewed or in any way passed upon this document or the merits of the securities described herein and any representation to the contrary is an offence.

December 13, 2010

CANADIAN CONFIDENTIAL PRIVATE PLACEMENT MEMORANDUM
(British Columbia, Alberta, Ontario and Québec only)

This Canadian Confidential Private Placement Memorandum (the “Canadian Memorandum”) is submitted in connection with the private placement of Class A shares, Class C shares and/or Class I shares (collectively, the “shares”) of Jefferies Asset Management Commodity Strategy Allocation Fund (the “Fund”), an open-end mutual fund established in the United States. ALPS Advisors, Inc. is the investment adviser to the Fund (the “Adviser”), and Jefferies Asset Management, LLC is the investment sub-adviser to the Fund (the “Sub-Adviser”).

Attached hereto and forming part of this Canadian Memorandum is the prospectus for the Fund dated June 15, 2010, including any supplements or amendments thereto (the “Prospectus”), regarding the offer for sale of shares in the United States. Except as otherwise provided herein, capitalized terms used in this Canadian Memorandum without definition have the meanings assigned to them in the Prospectus. The offering of shares in Canada is being made solely by this Canadian Memorandum and any decision to purchase shares should be based solely on information contained in this document. No person has been authorized to give any information or to make any representations concerning this offering other than those contained herein. This Canadian Memorandum constitutes an offering of the shares described herein in the provinces of British Columbia, Alberta, Ontario and Québec (the “Canadian Jurisdictions”) only. This Canadian Memorandum is for the confidential use of only those persons to whom it is delivered by the Fund, the Adviser, the Sub-Adviser, SG Americas Securities, LLC (“SG”) or any dealer that has been authorized to sell shares to such persons in the Canadian Jurisdictions only. The Fund reserves the right to suspend the offering of shares or to impose restrictions on purchases or exchanges at any time.

An investment in the Fund involves significant risks. There are a variety of risks which could prevent the Fund from achieving its investment objective and, as a result, the Fund is not intended to serve as a standalone investment. Please refer to the information under the heading “More on the Fund’s Investments and Related Risks” in the Prospectus for additional information.

Statements made in this document are as of the date set forth in the Prospectus unless expressly stated otherwise. Neither the delivery of this document at any time, nor any other action with respect hereto, shall under any circumstances create an implication that the information contained herein is correct as of any time subsequent to such date.

RESPONSIBILITY

Except as otherwise expressly required by applicable law, no representation, warranty, or undertaking (express or implied) is made and no responsibilities or liabilities of any kind or nature whatsoever are accepted by any dealer as to the accuracy or completeness of the information contained in this Canadian Memorandum or any other information provided by the Fund in connection with this offering.

RESALE RESTRICTIONS

The distribution of the shares in Canada is being made on a private placement basis only and is exempt from the requirement that the Fund prepare and file a prospectus with the relevant Canadian securities regulatory authorities. Accordingly, any resale of the shares must be made in accordance with applicable securities laws which may vary depending on the relevant jurisdiction, and which may require resales to be made in accordance with exemptions from registration and prospectus requirements. Purchasers are advised to seek legal advice prior to any resale of the shares.

The Fund is not a “reporting issuer,” as such term is defined under applicable Canadian securities legislation, in any province or territory of Canada. Canadian investors are advised that the Fund currently does not intend to file a prospectus or similar document with any securities regulatory authority in Canada qualifying the resale of the shares to the public in any province or territory of Canada.

REPRESENTATIONS OF PURCHASERS

Each Canadian investor that subscribes for shares will be deemed to have represented to the Fund, the Adviser, the Sub-Adviser, SG and any dealer that sells shares to such investor, that:

(a)

to the knowledge of such investor, the offer and sale of the shares were made exclusively through the final version of the Canadian Memorandum and were not made through an advertisement of the shares in printed media of general and regular paid circulation, radio, television or telecommunications, including electronic display, or any other form of advertising in Canada;

(b)

such investor has reviewed, acknowledges and agrees with the terms referred to above under the section entitled “Resale Restrictions”;

(c)

where required by law, such investor is purchasing as principal, or is deemed to be purchasing as principal in accordance with applicable securities laws of the Canadian Jurisdiction in which such investor is resident, for its own account and not as agent for the benefit of another investor, and is purchasing for investment only and not with a view to resale or distribution;

(d)

such investor or any ultimate investor for which such investor is acting as agent (where permitted by law) is entitled under applicable Canadian securities laws in the relevant Canadian Jurisdiction to purchase such shares without the benefit of a prospectus qualified under such securities laws, and without limiting the generality of the foregoing, the investor is an “accredited investor” as defined in section 1.1 of National Instrument 45-106 Prospectus and Registration Exemptions (“NI 45-106”) and (I) is purchasing the shares from a dealer that is registered in the applicable Canadian Jurisdiction as an “investment dealer” or “exempt market dealer” within the meaning of subsection 7.1(2)(a) and 7.1(2)(d) of National Instrument 31-103 Registration Requirements and Exemptions (“NI 31-103”), respectively, or (II) is also a “permitted client” as defined in section 1.1 of NI 31-103 and is purchasing the shares from a dealer permitted to rely in the applicable Canadian Jurisdiction on the “international dealer exemption” contained in section 8.18 of NI 31-103; and

(e)

such investor is not a person created or used solely to purchase or hold securities as an “accredited investor” as described in paragraph (m) of the definition of “accredited investor” in section 1.1 of NI 45-106.

In addition, each resident of Ontario that purchases shares will be deemed to have represented to the Fund, the Adviser, the Sub-Adviser, SG and any dealer that sells shares to such investor, that such investor:

(a)

has been notified by the Fund:

(i)

that the Fund may be required to provide certain personal information pertaining to the investor as required to be disclosed in Schedule 1 of Form 45-106F1 under NI 45-106 (including its name, address, telephone number and the value of any shares purchased) (“personal information”), which Form 45-106F1 may be required to be filed by the Fund under NI 45-106;

(ii)

that such personal information may be delivered to the Ontario Securities Commission (the “OSC”) in accordance with NI 45-106;

(iii)

that such personal information is collected indirectly by the OSC under the authority granted to it under the securities legislation of Ontario;

(iv)

that such personal information is collected for the purposes of the administration and enforcement of the securities legislation of Ontario; and

(v)

that the public official in Ontario who can answer questions about the OSC’s indirect collection of such personal information is the Administrative Assistant to the Director of Corporate Finance at the OSC, Suite 1903, Box 55, 20 Queen Street West, Toronto, Ontario M5H 3S8, Telephone: (416) 593-8086; and

(b)

has authorized the indirect collection of the personal information by the OSC.

Furthermore, each Canadian investor that purchases shares hereby acknowledges to the Fund, the Adviser, the Sub-Adviser, SG and any dealer that sells shares to such investor, that the investor’s full name, residential address and telephone number, and other specific information, including the number of shares purchased and the total purchase price paid for the shares, may be disclosed to securities regulatory authorities and other agencies in the Canadian Jurisdictions and may become available to the public in accordance with the requirements of applicable Canadian laws. By purchasing shares, each Canadian investor consents to the disclosure of such information for such purpose.

FORWARD-LOOKING INFORMATION

This offering is being made by a non-Canadian issuer using disclosure documents prepared in accordance with non-Canadian securities laws. The forward-looking information included or incorporated by reference herein may not be accompanied by the disclosure and explanations that would be required of a Canadian issuer under the securities laws of the Canadian Jurisdictions. Prospective investors should be aware that these requirements may differ significantly from those of the Canadian Jurisdictions.

TAXATION AND ELIGIBILITY FOR INVESTMENT

This Canadian Memorandum does not provide a description of the Canadian tax considerations that may be relevant to a decision to invest. Canadian investors should consult their own legal and tax advisers with respect to the tax consequences of an investment in the Fund having regard to such investor’s own particular circumstances and with respect to: (i) the eligibility of the shares for investment by the investor under relevant Canadian legislation and regulations, and (ii) the application of the “Offshore Investment Fund Property and Foreign Investment Entities” rules and the “Investments in Non-resident Commercial Trusts” rules of the Income Tax Act (Canada), the whole as set out in the draft legislation with respect to the implementation of certain remaining 2010 budget measures (and other previously announced initiatives) that was disseminated for public consultation on August 27, 2010 by the Department of Finance (Canada), and which, if enacted, may result in a requirement to recognize income for tax purposes irrespective of whether cash distributions or proceeds of disposition have been received. If enacted, these measures would generally apply for taxation years ending after March 4, 2010. No assurances can be given that these rules will be enacted as proposed and any amendments thereto could result in unforeseen tax consequences.

RIGHTS OF ACTION FOR DAMAGES OR RESCISSION

Securities legislation in certain of the Canadian Jurisdictions provides purchasers of securities pursuant to this Canadian Memorandum with a remedy for damages or rescission, or both, in addition to any other rights they may have at law, where this Canadian Memorandum and any amendment to it contains a “Misrepresentation.” Where used herein, “Misrepresentation” means an untrue statement of a material fact or omission to state a material fact that is required to be stated or that is necessary to make any statement not misleading in light of the circumstances in which it was made. These remedies, or notice with respect to these remedies, must be exercised or delivered, as the case may be, by the purchaser within the time limits prescribed by applicable securities legislation.

Ontario

Section 130.1 of the Securities Act (Ontario) provides that every purchaser of securities pursuant to an offering memorandum (such as this Canadian Memorandum) shall have a statutory right of action for damages or rescission against the issuer in the event that the offering memorandum contains a Misrepresentation. A purchaser who purchases securities offered by an offering memorandum during the period of distribution has, without regard to whether the purchaser relied upon the Misrepresentation, a right of action for damages or, alternatively, while still the owner of the securities, for rescission against the issuer, provided that:

(a)

if the purchaser exercises its right of rescission, it shall cease to have a right of action for damages against the issuer;

(b)

the issuer will not be liable if it proves that the purchaser purchased the securities with knowledge of the Misrepresentation;

(c)

the issuer will not be liable for all or any portion of damages that it proves do not represent the depreciation in value of the securities as a result of the Misrepresentation relied upon; and

(d)

in no case shall the amount recoverable exceed the price at which the securities were offered.

Section 138 of the Securities Act (Ontario) provides that no action shall be commenced to enforce these rights more than:

(a)

in the case of an action for rescission, 180 days from the day of the transaction that gave rise to the cause of action; or

(b)

in the case of an action for damages, the earlier of:

(i)

180 days from the day that the purchaser first had knowledge of the facts giving rise to the cause of action; or

(ii)

three years from the day of the transaction that gave rise to the cause of action.

The rights referred to in section 130.1 of the Securities Act (Ontario) do not apply in respect of an offering memorandum (such as this Canadian Memorandum) delivered to a prospective purchaser in connection with a distribution made in reliance on the exemption from the prospectus requirement in section 2.3 of NI 45-106 (the “accredited investor” exemption) if the prospective purchaser is:

(a)

a Canadian financial institution or a Schedule III bank;

(b)

the Business Development Bank of Canada incorporated under the Business Development Bank of Canada Act (Canada); or

(c)

a subsidiary of any person referred to in paragraphs (a) and (b), if the person owns all of the voting securities of the subsidiary, except the voting securities required by law to be owned by directors of that subsidiary.

The foregoing summary is subject to the express provisions of the Securities Act (Ontario) and the regulations, rules and instruments thereunder, and reference is made to the complete text of such provisions as contained therein. Such provisions may contain limitations and statutory defenses on which the Fund may rely. The enforceability of these rights may be limited as described herein under “Enforcement of Legal Rights”.

The rights of action discussed above will be granted to the purchasers to whom such rights are conferred upon acceptance by the Fund of the purchase price for the shares. The rights discussed above are in addition to and without derogation from any other right or remedy which purchasers may have at law. Similar rights may be, or may become, available to investors resident in other Canadian Jurisdictions under local provincial or territorial securities laws.

ADDITIONAL RISKS

Currency Risk for Canadian Investors

The financial statements of the Fund may be prepared in accordance with generally accepted accounting principles that differ from Canadian generally accepted accounting principles. The Fund’s accounts will be recorded in, and the Fund’s investments will be denominated in currencies other than Canadian dollars. Therefore, the value of the shares to Canadian investors may be affected by fluctuations in the rate of exchange between the Canadian dollar and other currencies.

ENFORCEMENT OF LEGAL RIGHTS

Each of the Fund, the Adviser and the Sub-Adviser are constituted or incorporated in a jurisdiction outside of Canada.  All or substantially all of their respective shareholders, officers, members, partners, principals, employees and agents, as the case may be, are located outside of Canada and, as a result, it may not be possible for Canadian purchasers to effect service of process within Canada upon the Fund or such other entities or persons.  All or a substantial portion of the assets of the Fund and such entities or persons are located outside of Canada.  As a result, Canadian purchasers may have difficulty enforcing any legal rights they may have against these and any such other entities and persons. In addition, the laws of the jurisdiction in which the books, records and other documents are located in respect of the Fund may prevent the production of such books and records in Canada.

ADVISERS TO THE FUND

The advisers to the Fund, including, as the case may be, the Adviser and the Sub-Adviser, as well as their respective shareholders, partners, directors, officers, members, principals, employees and agents, as the case may be, are not registered with or licensed by any securities regulatory authority in Canada and, accordingly, the protections available to clients of a registered adviser will not be available to Canadian purchasers of shares in the Canadian Jurisdictions.

LANGUAGE OF DOCUMENTS

Upon receipt of this document, each Canadian investor hereby confirms that it has expressly requested that all documents evidencing or relating in any way to the sale of the securities described herein (including for greater certainty any purchase confirmation or any notice) be drawn up in the English language only.  Par la réception de ce document, chaque investisseur canadien confirme par les présentes qu’il a expressément exigé que tous les documents faisant foi ou se rapportant de quelque manière que ce soit à la vente des valeurs mobilières décrites aux présentes (incluant, pour plus de certitude, toute confirmation d'achat ou tout avis) soient rédigés en anglais seulement.

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